Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Due to related parties - salary related	$ 325	$ 317
Accrued expenses and other	797	692
Government authorities	20	65
Salary related	231	126
Total other payables	$ 1,373	$ 1,200